Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 96.18%Δ
Argentina − 2.11%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$ 479,938
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	450,017
YPF 144A 6.95% 7/21/27 #	1,085,000	782,304
		1,712,259
Australia − 0.51%
AngloGold Ashanti Holdings 3.375% 11/1/28	460,000	415,606
		415,606
Brazil − 9.29%
Arcos Dorados 144A 6.125% 5/27/29 #	410,000	391,217
Azul Investments
144A 5.875% 10/26/24 #	420,000	332,005
144A 7.25% 6/15/26 #	400,000	282,982
Banco do Brasil 144A 6.25% 4/18/30 #	665,000	662,007
Braskem Netherlands Finance 144A 7.25% 2/13/33 #	650,000	623,246
CSN Resources
144A 5.875% 4/8/32 #	630,000	519,021
144A 7.625% 4/17/26 #	400,000	401,633
Embraer Netherlands Finance 5.40% 2/1/27	665,000	640,444
Guara Norte 144A 5.198% 6/15/34 #	778,538	663,886
Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ	485,000	455,900
JBS USA Lux
144A 3.75% 12/1/31 #	310,000	258,402
144A 5.50% 1/15/30 #	540,000	516,221
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	396,163	304,831
Natura Cosmeticos 144A 4.125% 5/3/28 #	620,000	517,632
Rumo Luxembourg 144A 5.25% 1/10/28 #	395,000	367,844
Vale Overseas 3.75% 7/8/30	670,000	598,121
		7,535,392
Chile − 4.51%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	570,421
Alfa Desarrollo 144A 4.55% 9/27/51 #	616,943	446,821
Antofagasta 144A 5.625% 5/13/32 #	475,000	476,259
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	565,000	519,337
Colbun 144A 3.95% 10/11/27 #	520,000	490,960
Interchile 144A 4.50% 6/30/56 #	465,000	381,463
Inversiones La Construccion 144A 4.75% 2/7/32 #	635,000	507,108
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	310,000	265,833
		3,658,202
NQ-GC [4/23] 6/23 (2965298)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China − 3.98%
Alibaba Group Holding 2.70% 2/9/41	645,000	$ 433,724
Country Garden Holdings
4.20% 2/6/26	274,000	134,121
7.25% 4/8/26	405,000	210,653
ENN Energy Holdings 144A 2.625% 9/17/30 #	750,000	636,355
Huarong Finance 2019 3.875% 11/13/29	570,000	434,401
RKPF Overseas 2020 5.125% 7/26/26	380,000	216,766
Sino-Ocean Land Treasure IV
2.70% 1/13/25	420,000	139,650
4.75% 8/5/29	420,000	103,256
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	429,586
144A 3.68% 4/22/41 #	350,000	273,001
West China Cement 4.95% 7/8/26	275,000	216,964
		3,228,477
Colombia − 3.61%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	800,000	596,000
Bancolombia 6.909% 10/18/27 μ	570,000	533,545
Canacol Energy 144A 5.75% 11/24/28 #	450,000	359,728
Ecopetrol
5.875% 11/2/51	410,000	260,245
6.875% 4/29/30	640,000	578,708
Geopark 144A 5.50% 1/17/27 #	725,000	602,857
		2,931,083
Costa Rica − 1.22%
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	1,020,000	987,901
		987,901
Czech Republic − 0.94%
Energo-Pro 144A 8.50% 2/4/27 #	795,000	763,200
		763,200
Georgia − 0.63%
Georgian Railway JSC 4.00% 6/17/28	597,000	513,601
		513,601
Ghana − 1.46%
Kosmos Energy 144A 7.75% 5/1/27 #	815,000	705,233
Tullow Oil 144A 10.25% 5/15/26 #	610,000	476,980
		1,182,213
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(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Guatemala − 1.89%
Banco Industrial 144A 4.875% 1/29/31 #, μ	305,000	$ 285,826
Central American Bottling 144A 5.25% 4/27/29 #	670,000	625,398
CT Trust 144A 5.125% 2/3/32 #	750,000	619,460
		1,530,684
Hong Kong − 2.97%
AIA Group 144A 3.375% 4/7/30 #	600,000	556,976
CK Hutchison International 23
144A 4.75% 4/21/28 #	460,000	464,975
144A 4.875% 4/21/33 #	825,000	836,810
Standard Chartered 144A 6.301% 1/9/29 #, μ	540,000	554,145
		2,412,906
India − 3.87%
CA Magnum Holdings 144A 5.375% 10/31/26 #	535,000	471,722
Future Retail 144A 5.60% 1/22/25 #	425,000	12,240
Greenko Power II 144A 4.30% 12/13/28 #	453,625	394,283
ICICI Bank 144A 4.00% 3/18/26 #	450,000	435,852
JSW Hydro Energy 144A 4.125% 5/18/31 #	535,425	446,968
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	790,000	636,682
UltraTech Cement 144A 2.80% 2/16/31 #	895,000	740,028
		3,137,775
Indonesia − 4.57%
Cikarang Listrindo 144A 4.95% 9/14/26 #	792,000	745,619
Freeport Indonesia
144A 5.315% 4/14/32 #	630,000	608,652
144A 6.20% 4/14/52 #	270,000	249,256
Indika Energy Capital IV 144A 8.25% 10/22/25 #	595,000	590,830
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/32	605,000	517,282
Medco Laurel Tree 144A 6.95% 11/12/28 #	754,000	682,632
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	314,542
		3,708,813
Israel − 5.51%
Altice Financing 144A 5.00% 1/15/28 #	600,000	486,436
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	605,000	507,664
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #	515,000	511,807
144A 7.129% 7/18/33 #, μ	650,000	633,799
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	495,544
ICL Group 144A 6.375% 5/31/38 #	380,000	379,109
Israel Electric 144A 3.75% 2/22/32 #	635,000	561,139
NQ-GC [4/23] 6/23 (2965298)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Israel (continued)
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	560,000	$ 520,142
6.75% 3/1/28	375,000	373,770
		4,469,410
Jamaica − 0.83%
Sagicor Financial 144A 5.30% 5/13/28 #	700,000	674,870
		674,870
Kazakhstan − 1.19%
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	190,547
144A 5.375% 4/24/30 #	430,000	394,868
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	377,748
		963,163
Kuwait − 0.92%
NBK SPC 144A 1.625% 9/15/27 #, μ	835,000	749,493
		749,493
Macao − 3.28%
MGM China Holdings
144A 4.75% 2/1/27 #	760,000	695,210
144A 5.25% 6/18/25 #	205,000	195,995
Sands China
3.75% 8/8/31	465,000	384,393
4.30% 1/8/26	580,000	546,142
Studio City Finance 144A 6.50% 1/15/28 #	970,000	837,322
		2,659,062
Madagascar − 0.42%
Axian Telecom 144A 7.375% 2/16/27 #	375,000	342,000
		342,000
Malaysia − 1.54%
CIMB Bank 144A 2.125% 7/20/27 #	525,000	481,574
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	768,365
		1,249,939
Mexico − 7.46%
Alsea 144A 7.75% 12/14/26 #	590,000	586,537
America Movil 4.70% 7/21/32	740,000	735,844
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	388,167
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	620,000	561,602
4    NQ-GC [4/23] 6/23 (2965298)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico (continued)
Cemex 144A 9.125% 3/14/28 #, μ, ψ	620,000	$ 616,436
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	890,000	663,589
GCC 144A 3.614% 4/20/32 #	790,000	672,209
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,010,000	904,383
Nemak 144A 3.625% 6/28/31 #	575,000	430,244
Petroleos Mexicanos 144A 10.00% 2/7/33 #	535,000	497,344
		6,056,355
Morocco − 0.72%
OCP
144A 5.125% 6/23/51 #	270,000	199,966
144A 6.875% 4/25/44 #	415,000	383,381
		583,347
Nigeria − 1.44%
Access Bank 144A 6.125% 9/21/26 #	765,000	608,710
IHS Holding 144A 5.625% 11/29/26 #	665,000	558,148
		1,166,858
Oman − 0.94%
Oryx Funding 144A 5.80% 2/3/31 #	780,000	759,849
		759,849
Panama − 0.38%
UEP Penonome II 144A 6.50% 10/1/38 #	422,015	313,346
		313,346
Paraguay − 1.62%
Banco Continental 144A 2.75% 12/10/25 #	850,000	766,526
Rutas 2 and 7 Finance 144A 3.494% 9/30/36 #, ^	837,000	544,740
		1,311,266
Peru − 2.79%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	559,471
InRetail Consumer 144A 3.25% 3/22/28 #	715,000	614,771
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	563,166	508,750
SAN Miguel Industrias 144A 3.50% 8/2/28 #	680,000	580,601
		2,263,593
Philippines − 1.21%
International Container Terminal Services 4.75% 6/17/30	645,000	611,137
Jollibee Worldwide Pte 3.90% 1/23/25 μ, ψ	392,000	374,360
		985,497
NQ-GC [4/23] 6/23 (2965298)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Qatar − 0.93%
QNB Finance 2.625% 5/12/25	790,000	$ 755,083
		755,083
Republic of Korea − 3.17%
Hana Bank 144A 1.25% 12/16/26 #	335,000	296,786
Kia 144A 2.375% 2/14/25 #	645,000	613,875
Shinhan Bank 3.875% 3/24/26	490,000	466,760
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	340,480
SK Hynix
144A 1.50% 1/19/26 #	390,000	345,043
144A 6.50% 1/17/33 #	510,000	506,428
		2,569,372
Republic of Vietnam − 0.37%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	350,000	304,724
		304,724
Saudi Arabia − 3.14%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	413,287
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	580,000	620,265
SA Global Sukuk 144A 2.694% 6/17/31 #	215,000	192,121
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	279,851
144A 4.25% 4/16/39 #	600,000	552,092
TMS Issuer 144A 5.78% 8/23/32 #	465,000	489,747
		2,547,363
Singapore − 1.29%
BOC Aviation USA 144A 4.875% 5/3/33 #	740,000	735,890
GLP 3.875% 6/4/25	445,000	311,537
		1,047,427
South Africa − 3.46%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	734,900
Bidvest Group UK 144A 3.625% 9/23/26 #	785,000	715,755
Sasol Financing USA
6.50% 9/27/28	400,000	369,916
144A 8.75% 5/3/29 #	505,000	507,028
Stillwater Mining 144A 4.50% 11/16/29 #	575,000	476,456
		2,804,055
Taiwan − 0.87%
TSMC Global 144A 4.625% 7/22/32 #	695,000	707,686
		707,686
6    NQ-GC [4/23] 6/23 (2965298)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Thailand − 1.62%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	380,000	$ 354,701
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	430,592
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	526,087
		1,311,380
Turkey − 3.10%
Akbank TAS 144A 6.80% 2/6/26 #	730,000	700,432
Coca-Cola Icecek 144A 4.50% 1/20/29 #	475,000	421,002
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	605,000	537,189
Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ	465,000	431,869
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	435,000	423,925
		2,514,417
Ukraine − 0.95%
Metinvest 144A 7.75% 10/17/29 #	810,000	469,800
MHP Lux 144A 6.25% 9/19/29 #	430,000	209,088
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #	560,000	93,839
		772,727
United Arab Emirates − 4.33%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	528,698
Emirates NBD Bank PJSC
2.625% 2/18/25	410,000	392,000
6.125% 4/9/26 μ, ψ	400,000	396,328
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	415,000	392,401
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	812,122	667,906
MAF Global Securities 7.875% 6/30/27 μ, ψ	635,000	646,268
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	584,148	486,610
		3,510,211
Zambia − 1.14%
First Quantum Minerals
144A 6.875% 10/15/27 #	515,000	500,464
144A 7.50% 4/1/25 #	425,000	424,405
		924,869
Total Corporate Bonds (cost $83,261,971)		78,035,474

Sovereign Bonds – 0.44%Δ
Hong Kong − 0.44%
Airport Authority 144A 2.50% 1/12/32 #	410,000	355,220
		355,220
Total Sovereign Bonds (cost $409,676)		355,220
NQ-GC [4/23] 6/23 (2965298)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stock – 0.41%
Mexico − 0.41%
Grupo Aeromexico =, †	29,657	$ 329,898
Total Common Stock (cost $484,744)		329,898

Short-Term Investments – 3.30%
Money Market Mutual Funds – 3.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	668,370	668,370
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	668,369	668,369
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	668,369	668,369
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	668,370	668,370
Total Short-Term Investments (cost $2,673,478)		2,673,478
Total Value of Securities−100.33% (cost $86,829,869)		81,394,070
Liabilities Net of Receivables and Other Assets — (0.33%)		(264,279)
Net Assets Applicable to 10,962,379 Shares Outstanding — 100.00%	$81,129,791
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $65,167,526, which represents 80.33% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
8    NQ-GC [4/23] 6/23 (2965298)

(Unaudited)
The following futures contracts and swap contracts were outstanding at April 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(2,064,703)	$(1,986,434)	6/21/23	$(78,269)	$(12,750)
(2)	US Treasury Long Bonds	(263,313)	(250,448)	6/21/23	(12,865)	(2,500)
Total Futures Contracts			$(2,236,882)		$(91,134)	$(15,250)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(19,232)	$8,219	$(27,451)
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,527,000	1.000%	17,798	50,182	(32,384)
Total CDS Contracts			$(1,434)	$58,401	$(59,835)
The use of futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above
NQ-GC [4/23] 6/23 (2965298)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
represent the Fund's total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(4,988).
Summary of abbreviations:
CDS – Credit Default Swap
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
yr – Year
JPMCB – JPMorgan Chase Bank
USD – US Dollar
10    NQ-GC [4/23] 6/23 (2965298)